Segment and Geographic Data	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment and Geographic Data
Segment and Geographic Data
The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who reviews financial information for purposes of making operating decisions, assessing financial performance and allocating resources. The Company’s CODM evaluates financial information on a consolidated basis. As the Company operates as one operating segment, all required segment financial information is found in the condensed consolidated financial statements.
Long-lived assets by geographical region are based on the location of the legal entity that owns the assets. As of June 30, 2020 and December 31, 2019, there were no significant long-lived assets held by entities outside of the United States.
Revenue by geographical region is determined by location of the Company’s customers. Revenue from customers outside of the United States was approximately 28% for each of the six months ended June 30, 2020 and 2019, respectively. Revenue by geographical region is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Americas	$24,592	$19,542	$48,392	$37,781
EMEA	5,048	3,882	10,059	7,615
Asia Pacific	1,762	1,339	3,486	2,746
Total	$31,402	$24,763	$61,937	$48,142

Geographic Data
As described in the Summary of Significant Accounting Policies, the Company operates as one operating segment.
Long-lived assets by geographical region are based on the location of the legal entity that owns the assets. As of December 31, 2019 and 2018, there were no significant long-lived assets held by entities outside of the United States.
Revenue by geographical region is determined by location of the Company’s customers. Revenue from customers outside of the United States was approximately 29%, 30% and 32% for the year ended December 31, 2019, 2018 and 2017, respectively. Revenue by geographical region is as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Americas	$80,574	$61,501	$33,853
EMEA	16,220	12,674	7,914
Asia Pacific	5,913	4,638	3,048
Total	$102,707	$78,813	$44,815